Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
International financial reporting standards

International financial reporting standards (“IFRS”)

In 2006 the Canadian Accounting Standards Board ("AcSB") published a new strategic plan that will significantly affect financial reporting requirements for Canadian companies. The AcSB strategic plan outlines the convergence of Canadian GAAP with International Financial Reporting Standards (“IFRS”) over a five-year transitional period. In February 2008 the AcSB announced that 2011 is the changeover year for publicly-accountable enterprises to use IFRS, replacing Canada's own GAAP. The date is for interim and annual financial statements relating to fiscal years beginning on or after January 1, 2011. The Company’s changeover date was July 1, 2010. This requires the restatement for comparative purposes of amounts reported by Company for the year ended June 30, 2010. There is little impact on the accounting policies, data systems, internal controls over financial reporting, and business activities, such as financing and compensation arrangements during the period leading up to the transition date. The Company’s full adoption of IFRS is reflected in the year end of December 31, 2011.

IAS 34 statement of compliance

IAS 34 statement of compliance

These consolidated interim financial statements of the Company have been prepared in accordance with IAS 34, “Interim Financial Reporting of the International Financial Reporting Standards” (known by its abbreviation “IFRS”). These Interim Financial Statements are the Company’s fifth IFRS interim financial statements after its transition to reporting in accordance with IFRS and before the issuance of its first publicly issued consolidated annual IFRS financial statements. IFRS 1, “First-time Adoption of International Financial Reporting Standards” (herein addressed as “IFRS 1”) was applied to the March 31, 2011 consolidated interim financial statements.

Business combinations

Business combinations

“IFRS-3 Business Combinations” applies to a transaction in which the acquirer obtains control of one or more businesses. Most assets acquired and liabilities assumed, including contingent liabilities that are considered to be improbable, will be measured at fair value. Any interest in the acquiree owned prior to obtaining control will be re-measured at fair value at the acquisition date, eliminating the need for guidance on step acquisitions. Additionally, a bargain purchase will result in recognition of a gain and acquisition costs must be expensed. Earlier application is permitted. The Company adopted this standard on July 1, 2010.

Statement of compliance

Statement of compliance

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board.

Basis of Measurement

Basis of Measurement

These consolidated financial statements have been prepared on a historical costs basis except for financial instruments classified as financial instruments at fair value through profit or loss, which are stated at their fair value.

These consolidated financial statements are presented in United States dollars, which is the Company’s functional currency.

Use of estimates and judgements

Use of estimates and judgements

The preparation of these consolidated financial statements in accordance with IFRS requires management to make certain estimates, judgements and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results could differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Presentation of financial statements

Presentation of financial statements

The consolidated financial statements have been presented by applying the revised IAS 1, Presentation of Financial Statements (2007), which became effective as of January 1, 2009. As a result, the statement of changes in equity presents all owner changes in equity, whereas all non-owner changes in equity are presented in the statement of comprehensive income. This presentation has been applied in these consolidated financial statements.

Comparative information has been re-presented so that is it also in conformity with the revised standard. Since the change in accounting policy only impacts presentation aspects, there is no impact on the earnings per share.

Foreign Currencies

Foreign Currencies

The Company’s functional currency is the United States dollar. Monetary assets and liabilities are translated into the functional currency at the exchange rate in effect at the end of the year. Non-monetary assets and liabilities are translated at the exchange rate prevailing when the assets were acquired or liabilities assumed. Revenues and expenses are translated at the rate approximating the rate of exchange on the transaction date. All exchange gains and losses are included in the determination of net loss for the year.

Revenue Recognition

Revenue Recognition

Revenue is recognized upon client approved invoicing.

Financial assets

The Company classifies its financial assets into one of the following categories, depending on the purpose for which the asset was acquired, as follows:

Fair value through profit or loss - This category comprises derivatives, or assets acquired or incurred principally for the purpose of selling or repurchasing such financial assets in the near term. They are carried in the statements of financial position at fair value with changes in fair value recognized in the statements of comprehensive loss or income.

Loans and receivables - These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are carried at cost less any provision for impairment. Individually significant receivables are considered for impairment when they are past due or when other objective evidence is received that a specific counterparty will default.

Held-to-maturity investments - These assets are non-derivative financial assets with fixed or determinable payments and fixed maturities that the Company's management has the positive intention and ability to hold to maturity. These assets are measured at amortized cost using the effective interest method. If there is objective evidence that the investment is impaired, determined by reference to external credit ratings and other relevant indicators, the financial asset is measured at the present value of estimated future cash flows. Any changes to the carrying amount of the investment, including impairment losses, are recognized in the statements of comprehensive loss or income.

Available-for-sale - Non-derivative financial assets not included in the above categories are classified as available-for-sale. They are carried at fair value with changes in fair value recognized directly in equity. Where a decline in the fair value of an available-for-sale financial asset constitutes objective evidence of impairment, the amount of the loss is removed from equity and recognized in the statements of comprehensive loss or income.

All financial assets except for those at fair value through profit or loss are subject to review for impairment at least at each reporting date. Financial assets are impaired when there is any objective evidence that a financial asset or a group of financial assets is impaired. Different criteria to determine impairment are applied for each category of financial assets, which are described above.

Financial liabilities

Financial liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the asset was acquired, as follows:

Fair value through profit or loss - This category comprises derivatives, or liabilities acquired or incurred principally for the purpose of selling or repurchasing such financial liabilities in the near term. They are carried in the statements of financial position at fair value with changes in fair value recognized in the statements of comprehensive loss or income.

Other financial liabilities: This category includes accounts payable and accrued liabilities, all of which are recognized at amortized cost.

The Company has classified its cash as fair value through profit and loss. The Company’s accounts receivable are classified as loans and receivables. The Company’s accounts payables and accruals, and notes payable are classified as other financial liabilities.

Income taxes

Income taxes

Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the statement of financial position liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: goodwill not deductible for tax purposes; the initial recognition of assets or liabilities that affect neither accounting nor taxable loss; nor differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the statement of financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it is probable that a future tax asset will be recovered, it provides a valuation allowance against that excess.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Share capital

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.

Stock Options

Stock Options

The Company grants options in accordance with policies of the TSX Venture Exchange.

The Company has a stock option plan as described in note 7. The Company records all stock-based compensation using the fair value method.

Compensation expense attributable to share based awards to employees is measured at the fair value at the date of grant using the Black-Scholes model. The fair value takes into account a number of variables, including the exercise price of the award, the expected dividend rate, the expected life of the options and the risk free interest rate. The expense is recorded on a straight-line basis over the graded vesting period of the award. The forfeiture rate is assumed to be nil and the expense is adjusted prospectively as forfeitures occur. Compensation expense attributable to awards that call for settlement in cash or other assets is measured at intrinsic value and recognized over the vesting period.

Under the fair value based method, stock-based payments to non-employees are measured at the fair value of the goods and/or services received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until counterparty performance is complete, and any change therein is recognized over the performance period of the award. The cost of stock-based payments to non-employees that are fully vested and non-forfeitable at the grant date is measured and recognized at that date.

Loss per share

Loss per share

The Company presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributed to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share does not adjust the loss attributed to common shareholders or the weighted average number of common shares outstanding when the effect is anti-dilutive.

Related party transactions

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related party may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Notes Payable

Note 3 Notes Payable

IFRS 39 stipulates that the Company’s financial liabilities be measured at ‘amortized cost’. This is defined as the originally recorded amount: less any principal repayments; plus or minus the cumulative amortization, using the effective interest method’ of any difference between the originally recorded amount and the maturity amount. The various loan amounts, represented by the Notes Payable, have been recorded at their principal amount at the date of each loan, which are deemed to be fair value. No premium was paid on any of these Notes Payable. No transaction costs were incurred in the borrowing of these funds. The interest bearing Notes Payable have their interest cost calculated and recorded monthly. Hence, the use of the measurement of value of the Notes Payable at amortized cost would not be materially different from the amounts presented.

	September 30, 2012	December 31, 2011

Unsecured, interest bearing at 10% per annum	$106,853	73,730
Unsecured, interest bearing at 10% per annum, related party	79,502	41,876

	$186,355	$115,605

These notes are past due and, consequently, are classified as current liabilities.

            All interest incurred on interest bearing notes is included in the Accounts Payable account.

Provisions

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligations, provided that a reliable estimate can be made of the amount of the obligation. Provisions for environmental restoration, legal claims, onerous leases and other onerous commitments are recognized at the best estimates of the expenditures required to settle the Company’s liability.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. An amount equivalent to the discounted provision is capitalized within tangible fixed assets and is depreciated over the useful lives of the related assets. The increase in the provision due to passage of time is recognized as interest expense.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of net loss and other comprehensive income (“OCI”). OCI represents changes in shareholder’s equity during a period arising from transactions and other events with non-owner sources. For the period covered by these consolidated financial statements comprehensive loss and net loss are the same.

Significant accounting judgments and estimates

Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. The consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both current and future periods.

New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

Certain pronouncements were issued by the IASB or the IFRS Interpretation Committee that were mandatory for accounting periods beginning after January 1, 2011 or later periods.

The Company has early adopted the amendment to IFRS 1 which replaces references to a fixed date of “January 1, 2004” with the “date of transition to IFRS”. This eliminates the need for the Company to restate de-recognition transactions that occurred before the date of transition to IFRS. The amendment is effective for year-ends beginning on or after July 1, 2011; however, the Company has early adopted the amendment. The impact of the amendment and early adoption is that the Company only applies IAS 39 de-recognition requirements to transactions that occurred after the date of transition.

The following new standards, amendments and interpretations that have not been early adopted in these consolidated financial statements will or may have an effect on the Company’s future results and financial position:

•         IFRS 9 Financial Instruments is part of the IASB’s wider project to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 retains but simplifies the mixed measurement model and establishes two primary measurement categories for financial assets: amortization costs and fair value. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial assets. The standard is effective for annual periods beginning on or after January 1, 2013.

•         IFRS 10 Consolidated Financial Statements - IFRS 10 requires an entity to consolidate an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Under existing IFRS, consolidation is required when an entity has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. IFRS 10 replaces SIC-12 Consolidation - Special Purpose Entities and parts of IAS 27 Consolidated and Separate Financial Statements. IFRS 10 is effective for annual periods beginning on or after January 1, 2013. Earlier adoption is permitted.

•         IFRS 13 Fair Value Measurement - IFRS 13 is a comprehensive standard for fair value measurement and disclosure requirements for use across all IFRS standards. The new standard clarifies that fair value is the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants, at the measurement date. It also establishes disclosures about fair value measurement. Under existing IFRS, guidance on measuring and disclosing fair value is dispersed among the specific standards requiring fair value measurements and in many cases does not reflect a clear measurement basis or consistent disclosures. IFRS 13 is effective for annual periods beginning on or after January 1, 2013. Earlier adoption is permitted.

•         Deferred Tax: Recovery of Underlying Assets (Amendments to IAS 12 - Effective for periods beginning on or after January 1, 2012).

Equipment	Equipment As at the end of the current Interim period there are no current equipment assets.
Website Development Costs	Website Development Costs As at the end of the current interim period there are no current website development costs.
Financial Instruments

Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash, accounts receivable, accounts payable and accrued liabilities, accrued dividends payable and notes payable approximate their fair value due to the short-term maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or currency risk arising from these financial instruments. For accounts receivable, the Company estimates, on a continuing basis, the probable losses and provides a provision for losses based on the estimated realizable value.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets and intangibles held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If changes in circumstances indicate that the carrying amount of an asset that an entity expects to hold and use may not be recoverable, future cash flows expected to result from the use of the asset and its disposition must be estimated. If the undiscounted value of the future cash flows is less than the carrying amount of the asset, impairment is recognized.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries:

Creator Capital (Nevada) Inc., (formerly Sky Games International Corp.) (a Nevada corporation); Creator Island Equities Inc. (a British Columbia corporation).

The subsidiary companies are inactive. All material inter-company accounts and transactions have been eliminated on consolidation.